Concentration of Credit Risk - Schedule Of Gross Written Premium From Major Brokers (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Holdings [Line Items]
Gross written premiums, percentage			100.00%	100.00%	100.00%
Gross written premiums	$ 2,125.2	$ 2,351.3	$ 4,338.7	$ 3,938.4	$ 3,698.5
Percentage of written premium major broker accounted minimum			10.00%
Aon Corporation
Investment Holdings [Line Items]
Gross written premiums, percentage			22.30%	17.30%	15.80%
Marsh & McLennan Companies, Inc.
Investment Holdings [Line Items]
Gross written premiums, percentage			21.80%	17.50%	15.40%
Willis Group Holdings, Ltd.
Investment Holdings [Line Items]
Gross written premiums, percentage			8.00%	9.60%	10.40%
Others
Investment Holdings [Line Items]
Gross written premiums, percentage			47.90%	55.60%	58.40%